Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The fair value of options has been estimated on the dates of each grant using a binomial option pricing model with the following assumptions:

	Years ended March 31,
	2012	2013*	2014
Dividend yield	0.65%-0.70%	0%	0.81%-0.83%
Expected volatility	29.35%	0%	28.57%-41.52%
Risk-free interest rate	8.04%-8.22%	0%	8.21%-9.08%
Expected lives	1-5.2 years	0	1.0-7.0 years

*	no options were granted during the period

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2012	2013	2014
Options available to be granted, beginning of period*	91,642,000	57,116,000	58,080,400
Equity shares allocated for grant under the plan	0	0	100,000,000
Options granted	(35,603,250)	0	(47,060,000)
Forfeited/lapsed*	1,077,250	964,400	1,100,900

Options available to be granted, end of period	57,116,000	58,080,400	112,121,300

*	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/lapse are not available for re-issue.

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2012			2013			2014
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of period	85,924,615	Rs.	325.27	99,872,740	Rs.	389.52	65,443,045	Rs.	417.32
Granted	35,603,250		468.67	0		0	47,060,000		679.99
Exercised*	(20,559,850)		257.91	(33,459,050)		333.87	(18,903,115)		382.63
Forfeited	(879,000)		439.76	(848,800)		461.85	(1,017,800)		618.30
Lapsed	(216,275)		199.60	(121,845)		236.79	(105,530)		247.18

Options outstanding, end of period	99,872,740	Rs.	389.52	65,443,045	Rs.	417.32	92,476,600	Rs.	556.06

Options exercisable, end of period	56,415,090	Rs.	332.53	56,752,845	Rs.	409.46	46,137,600	Rs.	431.59

Weighted average fair value of options granted during the year		Rs.	163.43		Rs.	0		Rs.	258.53

*	As of March 31, 2013 includes 728,290 options exercised, pending allotment of equity shares. As of March 31, 2014 excludes 728,290 options of equity shares allotted which were exercised in previous year.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2014:

		As of March 31, 2014
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life Years	Weighted Average Exercise Price
Plan C	Rs. 680.00 to Rs. 680.00 (or US$ 11.33 to US$ 11.33)	6,952,000	5.21	Rs.	680.00
Plan D	Rs. 225.29 to Rs. 680.00 (or US$ 3.75 to US$ 11.33)	13,643,900	2.94		490.62
Plan E	Rs. 440.16 to Rs. 680.00 (or US$ 7.34 to US$ 11.33)	71,494,300	3.82		558.33
General ESOP	Rs. 118.61 to Rs. 251.72 (or US$ 1.98 to US$ 4.20)	386,400	0.40	Rs.	217.13